Line of Credit	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Line of Credit Facility [Abstract]
Line of Credit
9.
Line of Credit

In July 2019, we executed a $335.0 million loan and security agreement. See Note 11. Included as a component of the $335.0 million loan and security agreement was a new accounts receivable and inventory revolving facility in an aggregate principal amount of up to $185.0 million. In November 2019, the allowable aggregate borrowings under the July 2019 revolving facility were increased to $200.0 million, thereby increasing the total permitted borrowing under the loan and security agreement to $350.0 million. The outstanding borrowings under the revolving facility accrue interest at a rate of LIBOR plus a range of 1.25% - 1.75%, based on average availability as defined in the loan and security agreement and have a maturity of July 2024.

In April 2021, we entered into an amended and restated loan and security agreement to increase the credit facility from an aggregate $350.0 million to $480.0 million consisting of an accounts receivable and inventory revolving facility up to $230.0 million, a term loan in a principal amount of up to $100.0 million, a capital expenditures facility in an aggregate principal of up to $50.0 million, and a delay draw term loan facility up to an aggregate of $100.0 million which was limited to an aggregate of $55.0 million. Upon consummation of the merger transaction, the requirements of the delayed draw term loan were met. The effective interest rate under the revolving facility was 3.3% and 4.0% for the years ended June 30, 3022 and 2021, respectively.

As of June 30, 2022 and 2021, the Company had $22.0 million and $125.0 million, respectively, available under the line of credit.

In September 2021, the Company formed a wholly-owned captive insurance company. Upon the formation of the Captive, the Company was required to deposit $1.8 million into a restricted cash account as collateral for our captive insurance letter of credit.

7.
Line of Credit

Through July 18, 2019, we had a $170.0 million revolving line of credit, with interest on outstanding draws at LIBOR plus 1.25% to 1.50%. Repayment terms called for monthly interest payments, with the entire balance, including all accrued interest, due and payable in July 2019. The line of credit was secured by substantially all the inventory and accounts receivable assets of the Company, and the borrowing base was determined by eligible accounts receivable and inventories, as defined in the agreement. The line of credit agreement required compliance with certain financial covenants and non-financial covenants. Subsequent to December 31, 2018, we were in default of certain non-financial covenants and obtained an amendment to the agreement that included a waiver for the events of default. The line of credit was repaid from the proceeds of a new credit facility issued on the same date of July 18, 2019. No fees were incurred or written-off in respect of the repayment as the line of credit expired on the date of repayment and all amounts capitalized had been fully amortized at that date.

In July 2019, we executed a $335.0 million loan and security agreement (See Note 9). Included as a component of the $335.0 million loan and security agreement was a new accounts receivable and inventory revolving facility in an aggregate principal amount of up to $185.0 million. In November 2019, the allowable aggregate borrowings under the July 2019 revolving facility were increased to $200.0 million, thereby increasing the total permitted borrowing under the loan and security agreement to $350.0 million. The outstanding borrowings under the revolving facility accrue interest at a rate of LIBOR plus a range of 1.25% - 1.75%, based on average availability as defined in the loan and security agreement and have a maturity of July 2024.

As of April 13, 2021, we entered into an amended and restated loan and security agreement to increase the credit facility from an aggregate of $350.0 million to $480.0 million, consisting of an accounts receivable and inventory revolving facility up to $230.0 million, a term loan in a principal amount of up to $100.0 million, a capital expenditures facility in an aggregate principal of up to $50.0 million, and a new delay draw term loan facility up to an aggregate of $100.0 million. The effective interest rate under the revolving facility was 4.0% and 2.21% for the years ended June 30, 2021 and 2020, respectively. See Note 9.

As of June 30, 2021 and 2020, the Company had approximately $125.0 million and $30.0 million, respectively, available under the line of credit.